Average Annual Total Returns - ETF - Vanguard FTSE All-World ex-US Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	FTSE All-World ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE All-World ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE All-World ex US Index (reflects no deduction for fees or expenses) 10 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 10 Years
Total	11.39%	9.22%	5.17%	10.81%	8.48%	4.46%	7.09%	7.16%	3.98%	11.06%	9.20%	5.11%	11.22%	9.16%	5.25%	11.24%	9.07%	5.22%